OPERATIONS IN TURKMENISTAN (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of impairment charges on the Statement of profit or loss
Current provision for income tax	₽ 20,712	₽ 15,177	₽ 11,865
Provision for doubtful accounts	2,923	2,857	3,221
Other operating expenses	1,746	(222)	2,415
Deferred income tax	(2,408)	(137)	1,782
Total impairment loss	3,775	₽ 0	₽ 3,516
Turkmenistan
Effect of impairment charges on the Statement of profit or loss
Impairment long-lived assets	3,204
Current provision for income tax	100
Provision for doubtful accounts	74
Other operating expenses	37
Taxes other than income tax	20
Deferred income tax	(69)
Total impairment loss	₽ 3,366